Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 21, 2017
Registrant Name	Aberdeen Funds
Central Index Key	0001413594
Amendment Flag	false
Document Creation Date	Mar. 21, 2017
Document Effective Date	Mar. 21, 2017
Prospectus Date	Feb. 28, 2017